Earnings per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per Share
24.	Earnings per Share
The profit or loss for the year and the weighted average number of shares used in the calculation of earnings per share are as follows:

	(In millions of yen, except number of shares)

	2017	2018	2019
Profit/(loss) for the year attributable to the shareholders of the Company from continuing operations	8,091	(4,094)	(47,472)
(Loss)/profit for the year attributable to the shareholders of the Company from discontinued operations	(13)	376	584

Total profit/(loss) for the year attributable to the shareholders of the Company for basic earnings and diluted earnings per share	8,078	(3,718)	(46,888)

Weighted average number of total common shares	221,405,391	239,761,603	240,824,713
Weighted average number of total treasury shares	(459,843)	(1,686,797)	(1,682,006)

Weighted average number of common shares for basic earnings per share	220,945,548	238,074,806	239,142,707

Effect of dilution:
Stock options	16,559,789	—	—
Employee Stock Ownership Plan (J-ESOP)	47,369	—	—
Convertible bonds with stock acquisition rights	—	—	—

Weighted average number of total common shares adjusted for the effect of dilution	237,552,706	238,074,806	239,142,707

In calculating diluted earnings per share, share options outstanding and other potential shares are taken into account where their impact is dilutive.
Outstanding stock options and employee stock ownership plan
(J-ESOP),
equivalent to 5,828,302 common shares as of December 31, 2017, were used in the calculation of diluted earnings per share for the year ended December 31, 2017, as they had a dilutive impact on profit per share from continuing operations.
Outstanding stock options, employee stock ownership plan
(J-ESOP)
and convertible bonds with stock acquisition rights, equivalent to 23,902,127 common shares as of December 31, 2018, were excluded from the potential common shares use in the calculation of diluted earnings per share for the year ended December 31, 2018, as they had an anti-dilutive impact on loss per share from continuing operations.
Outstanding stock options, employee stock ownership plan
(J-ESOP)
and convertible bonds with stock acquisition rights, equivalent to 27,669,979 common shares as of December 31, 2019, were excluded from the potential common shares use in the calculation of diluted earnings per share for the year ended December 31, 2019, as they had an anti-dilutive impact on loss per share from continuing operations.
The Company allotted 30,240 stock options to the Company’s directors (other than outside directors and part-time directors), 240 stock options to the Company’s outside directors, and 16,548 stock options to the Company’s employees (including executive officers) and its subsidiaries’ employees on July 29, 2019 as the allotment date. Upon exercise of those stock options, common shares of 4,702,800 will be newly issued.